Management Risks - Summary of Off Balance Sheet (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial Guarantees Provided	R$ 70,489	R$ 70,793
Commitments to be released	244,126	222,374
Letters of credit to be released	9,214	6,660
Contractual commitments - Fixed assets and Intangible	1,165	310
Total	324,994	300,137
0-30 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial Guarantees Provided	1,749	1,645
Commitments to be released	98,310	90,279
Letters of credit to be released	9,214	6,660
Total	109,273	98,584
31 - 365 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial Guarantees Provided	17,563	16,203
Commitments to be released	27,857	42,522
Contractual commitments - Fixed assets and Intangible	432	310
Total	45,852	59,035
366 - 720 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial Guarantees Provided	5,451	5,603
Commitments to be released	7,307	11,657
Contractual commitments - Fixed assets and Intangible	460
Total	13,218	17,260
Over 720 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial Guarantees Provided	45,726	47,342
Commitments to be released	110,652	77,916
Contractual commitments - Fixed assets and Intangible	273
Total	R$ 156,651	R$ 125,258